Acquisitions and disposals (Details) - USD ($) $ in Millions				3 Months Ended	6 Months Ended
	Dec. 31, 2025	Jan. 01, 2025	Dec. 31, 2024	Sep. 30, 2025	Jun. 30, 2026
Disclosure of detailed information about business combination [line items]
Assets classified as held for sale			$ 7,227	$ 10,704
Liabilities directly associated with the assets classified for sale			$ 1,023	1,484
UK Upstream Business
Disclosure of detailed information about business combination [line items]
Impairment				650
Assets classified as held for sale				7,291
Liabilities directly associated with the assets classified for sale				768
Peregrino Field, Brazil
Disclosure of detailed information about business combination [line items]
Assets classified as held for sale				3,413
Liabilities directly associated with the assets classified for sale				$ 717
Peregrino Field, Brazil | Forecast
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest divested					60.00%
Peregrino Field, Brazil, Agreement One | Forecast
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest divested					40.00%
Peregrino Field, Brazil, Agreement Two | Forecast
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest divested					20.00%
Equinor And Shell Joint Venture | Forecast
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	50.00%
Petoro Swap
Disclosure of detailed information about business combination [line items]
Property, plant and equipment recognised as of acquisition date		$ 610
Goodwill recognised as of acquisition date		476
Deferred tax liability recognised as of acquisition date		381
Gain recognised in business combination		$ 491
Heidrun Field, Haltenbanken
Disclosure of detailed information about business combination [line items]
Ownership interest in joint operation		34.40%	13.00%
Tyrihans Field, Haltenbanken
Disclosure of detailed information about business combination [line items]
Ownership interest in joint operation		36.30%	58.80%
Castberg Field, Haltenbanken
Disclosure of detailed information about business combination [line items]
Ownership interest in joint operation		46.30%	50.00%